Parent Company Only Condensed Financial Information (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Parent Company Only Condensed Financial Information
Condensed Balance Sheet
Condensed Balance Sheet
December 31,

	2019	2018
	(In thousands)
Assets
Cash and cash equivalents	$134	$156
Investment in bank subsidiary	50,594	51,221
Other assets	2,512	2,225
Total assets	$53,240	$53,602
Liabilities and stockholders' equity
Junior subordinated debentures	$4,335	$5,100
Accrued expenses and other liabilities	57	66
Stockholders' equity	48,848	48,436
Total liabilities and stockholders' equity	$53,240	$53,602

Condensed Statements of Income
Condensed Statements of Income
Years ended December 31,

	2019	2018
	(In thousands)
Interest income	$23	$25
Interest expense	(247)	(243)
Other expense	(720)	(469)
Loss before income tax and undistributed subsidiary income	(944)	(687)
Income tax benefit (expense)	279	205
Equity in undistributed subsidiary income	459	1,297
Net income	$(206)	$815

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows
Years ended December 31,

	2019	2018
	(In thousands)
Cash flows from operating activities
Net (loss) income	$(206)	$815
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in undistributed subsidiary income	(459)	(1,297)
Change in other assets	(287)	(210)
Change in accrued expenses and other liabilities	(9)	(112)
Net cash used in operating activities	(961)	(804)
Cash flows from investing activities
Dividends from bank subsidiary	1,650	600
Net cash provided by investing activities	1,650	600
Cash flows from financing activities
Common stock repurchased for tax withholdings	(14)	(108)
Repayments of borrowings	(765)	-
Proceeds from repayment of ESOP loan	68	68
Net cash used in financing activities	(711)	(40)
Net change in cash and cash equivalents	(22)	(244)
Beginning cash and cash equivalents	156	400
Ending cash and cash equivalents	$134	$156